Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Operating Lease [Line Items]
Lease term	12 months		12 months		12 months
Rent expenses	$ 7,600	$ 46,800	$ 23,500	$ 56,600
Short Term Lease [Member]
Operating Lease [Line Items]
Lease term	12 months		12 months